Condensed group statement of changes in equity - USD ($) $ in Millions		Total	Equity attributable to owners of parent [member]	Non-controlling interests, hybrid bonds	Non-controlling interests, other interest
Equity at beginning of period at Dec. 31, 2022		$ 82,990	$ 67,553	$ 13,390	$ 2,047
Comprehensive income		10,483	10,101	288	94
Dividends recognised as distributions to owners		(2,483)	(2,348)		(135)
Increase (Decrease) In Number Of Shares Outstanding Through Share Repurchase, Equity Amount		(5,166)	(5,166)
Increase (decrease) through share-based payment transactions, equity		205	205
Increase (decrease) through other changes, equity		132	(1)	133
Payments on increase (decrease) though other changes, equity		(414)	(5)	(409)
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity		(144)	0		(144)
Equity at end of period at Jun. 30, 2023		85,603	70,339	13,402	1,862
Equity at beginning of period at Dec. 31, 2023		85,493	70,283	13,566	1,644
Comprehensive income		2,106	1,783	310	13
Dividends recognised as distributions to owners		(2,617)	(2,431)		(186)
Cash flow hedges transferred to the balance sheet, net of tax		(4)	(4)		0
Increase (Decrease) In Number Of Shares Outstanding Through Share Repurchase, Equity Amount		(3,502)	(3,502)
Increase (decrease) through share-based payment transactions, equity		654	654
Increase (decrease) through other changes, equity	[1]	1,296	(4)	1,300
Redemption of other changes, equity, net of tax	[1]	(1,291)	9	(1,300)
Payments on increase (decrease) though other changes, equity		(419)	0	(419)
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity		483	236		247
Equity at end of period at Jun. 30, 2024		$ 82,199	$ 67,024	$ 13,457	$ 1,718

[1]	During the first quarter 2024 BP Capital Markets PLC issued $1.3 billion of US dollar perpetual subordinated hybrid bonds with a coupon fixed for an initial period up to 2034 of 6.45% and voluntarily bought back $1.3 billion of the non-call 2025 4.375% US dollar hybrid bond issued in 2020. Taken together these transactions had no significant impact on net debt or gearing.